Note 11 - Subsequent Events (Details Textual) - USD ($) shares in Millions			1 Months Ended	2 Months Ended	6 Months Ended
	Sep. 30, 2021	Aug. 12, 2021	Aug. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Aug. 16, 2021
Proceeds from Issuance of Common Stock					$ 2,956,594	$ 0
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)				211,945
Proceeds from Issuance of Common Stock				$ 6,233,418
Subsequent Event [Member] | Vessel Refinance [Member]
Debt Instrument, Face Amount			$ 9,000,000.0
Debt Instrument, Term (Year)			36 months
Subsequent Event [Member] | Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Face Amount	$ 22,000,000			22,000,000
Subsequent Event [Member] | M/V Asia Ruby II [Member]
Vessel Purchase, Contract Amount							$ 24,300,000
Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member] | Vessel Refinance [Member]
Debt Instrument, Basis Spread on Variable Rate			3.50%
Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member] | Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Subsequent Event [Member] | Debt Instrument, Redemption, Period One [Member] | Vessel Refinance [Member]
Debt Instrument, Periodic Payment, Total			$ 300,000
Subsequent Event [Member] | Debt Instrument, Redemption, Period One [Member] | Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Periodic Payment, Total	$ 1,000,000
Subsequent Event [Member] | Debt Instrument, Redemption, Period Two [Member] | Vessel Refinance [Member]
Debt Instrument, Periodic Payment, Total			$ 200,000
Subsequent Event [Member] | Debt Instrument, Redemption, Period Two [Member] | Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Periodic Payment, Total	500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,400,000			2,400,000
Subsequent Event [Member] | Debt Instrument, Redemption, Period Three [Member] | Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Periodic Payment, Total	150,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,800,000			$ 9,800,000
Subsequent Event [Member] | Piraeus Bank S.A. [Member]
Proceeds from Issuance of Debt		$ 8,000,000
Subsequent Event [Member] | Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.70%
Subsequent Event [Member] | Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total		$ 750,000
Subsequent Event [Member] | Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total		250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 3,000,000
Subsequent Event [Member] | NBG [Member]
Repayments of Debt	$ 8,700,000